Derivative financial instruments (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative cash collateral, advanced to counterparties	$ 0	$ 0
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 63,000,000